Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2017
Banking and Thrift [Abstract]
The Company's Consolidated Capital Ratios and the Bank's Actual Capital Amounts and Ratios

The Company’s consolidated capital ratios and the Bank’s actual capital amounts and ratios as of December 31, 2017 and December 31, 2016 are presented below:

					To be Well
					Capitalized for
			Minimum Capital		Prompt Corrective
	Actual		Required		Action Provisions
As of December 31, 2017	Amount	Ratio	Amount	Ratio	Amount	Ratio
Tier 1 leverage capital to adjusted total assets
Company	$95,709	10.6%	$36,137	4.0%	$45,171	5.0%
Bank	$95,123	10.5%	$36,090	4.0%	$45,112	5.0%
Total capital to risk weighted assets
Company	$100,535	16.0%	$50,352	8.0%	$62,940	10.0%
Bank	$99,949	15.9%	$50,314	8.0%	$62,892	10.0%
Tier 1 capital to risk weighted assets
Company	$95,709	15.2%	$37,764	6.0%	$50,352	8.0%
Bank	$95,123	15.1%	$37,735	6.0%	$50,314	8.0%
Common equity tier 1 capital to risk weighted assets
Company	$95,709	15.2%	$28,323	4.5%	n/a	n/a
Bank	$95,123	15.1%	$28,301	4.5%	$40,880	6.5%
As of December 31, 2016
Tier 1 leverage capital to adjusted total assets
Company	$92,803	10.8%	$34,392	4.0%	$42,990	5.0%
Bank	$91,617	10.7%	$34,315	4.0%	$42,894	5.0%
Total capital to risk weighted assets
Company	$98,915	16.2%	$48,864	8.0%	$61,080	10.0%
Bank	$97,729	16.0%	$48,753	8.0%	$60,941	10.0%
Tier 1 capital to risk weighted assets
Company	$92,803	15.2%	$36,648	6.0%	$48,864	8.0%
Bank	$91,617	15.0%	$36,764	6.0%	$48,753	8.0%
Common equity tier 1 capital to risk weighted assets
Company	$92,803	15.2%	$27,486	4.5%	n/a	n/a
Bank	$91,617	15.0%	$27,423	4.5%	$39,611	6.5%